Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to First PEO(1)(2)(3) ($)	Compensation Actually Paid to Second PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on Total Shareholder Return(4)	Net Income (Loss) ($ in thousands)
2025	—	13,116,834	—	17,581,217	5,133,412	6,382,262	3.91	(153,942)
2024	2,923,333	—	16,200	—	1,438,980	472,757	8.22	(37,879)
2023	2,389,418	—	1,726,797	—	1,226,125	1,040,066	77.89	(36,899)

Named Executive Officers, Footnote	Harout Semerjian (“First PEO”) was the PEO of GlycoMimetics, Inc. until the closing of the merger. Joshua Brumm (“Second PEO”) is our current PEO. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Brian Hahn	Brian Hahn	Jonathan McNeill, M.D.
Edwin Rock	Edwin Rock	Ellie Im, M.D.

PEO Total Compensation Amount	$ 13,116,834
PEO Actually Paid Compensation Amount	$ 17,581,217
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Second PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the 2025 Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2025	13,116,834	(12,016,667)	16,481,050	17,581,217

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	5,133,412	(4,397,716)	5,646,566	6,382,262
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Applicable Fiscal Year That Remained Unvested as of Last Day of Applicable Fiscal Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Applicable Fiscal Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Applicable Fiscal Year for Second PEO ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Applicable Fiscal Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)
2025	16,481,050	—	—	—	—	—	16,481,050

Year	Average Year-End Fair Value of Equity Awards Granted During Applicable Fiscal Year That Remained Unvested as of Last Day of Applicable Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Applicable Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Applicable Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Applicable Fiscal Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	5,646,566	—	—	—	—	—	5,646,566

Non-PEO NEO Average Total Compensation Amount	$ 5,133,412	$ 1,438,980	$ 1,226,125
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,382,262	472,757	1,040,066
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Second PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the 2025 Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2025	13,116,834	(12,016,667)	16,481,050	17,581,217

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	5,133,412	(4,397,716)	5,646,566	6,382,262
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Applicable Fiscal Year That Remained Unvested as of Last Day of Applicable Fiscal Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Applicable Fiscal Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Applicable Fiscal Year for Second PEO ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Applicable Fiscal Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total - Inclusion of Equity Values for Second PEO ($)
2025	16,481,050	—	—	—	—	—	16,481,050

Year	Average Year-End Fair Value of Equity Awards Granted During Applicable Fiscal Year That Remained Unvested as of Last Day of Applicable Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Applicable Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Applicable Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Applicable Fiscal Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	5,646,566	—	—	—	—	—	5,646,566

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 3.91	8.22	77.89
Net Income (Loss)	$ 153,942	37,879	36,899
Additional 402(v) Disclosure	Assumes $100 was invested in the Company for the period starting December 31, 2022, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.
Joshua Brumm [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,116,834
PEO Actually Paid Compensation Amount	$ 17,581,217
PEO Name	Joshua Brumm
Harout Semerjian [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,923,333	2,389,418
PEO Actually Paid Compensation Amount		$ 16,200	$ 1,726,797
PEO Name		(1)Harout Semerjian	(1)Harout Semerjian
PEO | Joshua Brumm [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,016,667)
PEO | Joshua Brumm [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,481,050
PEO | Joshua Brumm [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,481,050
PEO | Joshua Brumm [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joshua Brumm [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joshua Brumm [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joshua Brumm [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joshua Brumm [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,397,716)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,646,566
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,646,566
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0